Liability related to warrants - Summary of Outstanding Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Aug. 31, 2022	Mar. 14, 2022	Sep. 30, 2021	Mar. 31, 2021	Feb. 19, 2021	Oct. 22, 2020
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	4,643,011	1,925,929			497,355	497,355
Number of warrants exercisable	4,643,011	497,355
Exercise price	$ 13.24	$ 28.64	$ 2.32
2020 Warrants
Class Of Warrant Or Right [Line Items]
Date of issuance	Oct. 22, 2020	Oct. 22, 2020
Number of warrants outstanding	300,926	300,926
Number of warrants exercisable	300,926	300,926
Exercise price	$ 78.75	$ 78.75						$ 78.75
Expiry date	Oct. 22, 2025	Oct. 22, 2025						Oct. 22, 2025
2021 Warrants
Class Of Warrant Or Right [Line Items]
Date of issuance	Feb. 19, 2021	Feb. 19, 2021
Number of warrants outstanding	196,429	196,429
Number of warrants exercisable	196,429	196,429
Exercise price	$ 78.75	$ 78.75					$ 78.75
Expiry date	Aug. 19, 2026	Aug. 19, 2026					Aug. 19, 2026
Series A Warrants
Class Of Warrant Or Right [Line Items]
Date of issuance	Mar. 14, 2022	Mar. 14, 2022
Number of warrants outstanding	714,287	714,287
Number of warrants exercisable	714,287
Exercise price	$ 11.2	$ 11.2		$ 11.2
Expiry date	Sep. 14, 2027	Sep. 14, 2027
Series B Warrants
Class Of Warrant Or Right [Line Items]
Date of issuance	Mar. 14, 2022	Mar. 14, 2022
Number of warrants outstanding	714,287	714,287
Number of warrants exercisable	714,287
Exercise price	$ 11.2	$ 11.2
Expiry date	Mar. 14, 2028	Mar. 14, 2028
Series C Warrants
Class Of Warrant Or Right [Line Items]
Date of issuance	Jun. 23, 2022
Number of warrants outstanding	771,556
Number of warrants exercisable	771,556
Exercise price	$ 2.32
Expiry date	Jun. 23, 2027
Series C Warrants
Class Of Warrant Or Right [Line Items]
Date of issuance	Jun. 23, 2022
Number of warrants outstanding	972,763
Number of warrants exercisable	972,763
Exercise price	$ 2.32
Expiry date	Jun. 23, 2029
Series D warrants
Class Of Warrant Or Right [Line Items]
Date of issuance	Jun. 23, 2022
Number of warrants outstanding	972,763
Number of warrants exercisable	972,763
Exercise price	$ 2.32
Expiry date	Jun. 24, 2024